Commitments and contingencies - Time charter agreements (Details)	Jun. 30, 2023 USD ($)
Commitments and Contingencies
Minimum contractual time charter revenue receivable	$ 3,006,750
Within one year
Commitments and Contingencies
Minimum contractual time charter revenue receivable	$ 3,006,750